Segment Information (Reconciliation Of Property Net Operating Income To Consolidated Entity) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total property NOI									$ 172,763	$ 152,316	$ 158,169
Institutional capital management and other fees									4,291	4,133	2,701
Real estate related depreciation and amortization									(117,611)	(104,475)	(99,583)
Impairment losses										(4,100)
Casualty gains									33
General and administrative									(25,925)	(25,262)	(29,224)
Equity in income (loss) of unconsolidated joint ventures, net									(2,556)	(2,986)	2,698
Impairment losses on investments in unconsolidated joint ventures									(1,953)	(216)	(300)
Loss on business combinations										(395)	(10,325)
Interest expense									(63,785)	(56,474)	(52,260)
Interest and other income (expense)									(310)	356	1,916
Income tax expense and other taxes									(144)	(918)	(1,617)
Loss from continuing operations	(4,094)	(9,822)	(11,191)	(10,090)	(12,462)	(9,307)	(7,616)	(8,636)	(35,197)	(38,021)	(27,825)
East [Member]
Segment Reporting Information [Line Items]
Property NOI									62,987	55,102	53,697
Central [Member]
Segment Reporting Information [Line Items]
Property NOI									68,479	66,765	70,288
West [Member]
Segment Reporting Information [Line Items]
Property NOI									$ 41,297	$ 30,449	$ 34,184